PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	May 31, 2021	Nov. 30, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
10.	PROPERTY AND EQUIPMENT

Property and equipment are recorded at cost and reflected net of accumulated depreciation and amortization. Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, primarily three to seven years for computer equipment and software, furniture and fixtures, and machinery and equipment. Leasehold improvements are amortized over the lesser of the useful lives of three to seven years or lease terms. The following table summarizes cost and accumulated depreciation as of May 31, 2021 and November 30, 2020, respectively (in thousands).

	May 31, 2021	November 30, 2020
Computer equipment and software	$259	$204
Furniture and fixtures	189	105
Leasehold improvements	229	144
Machinery and equipment	1,252	1,324
	1,929	1,777
Less: accumulated depreciation	742	557
Total	$1,187	$1,220

The Company recognized approximately $0.2 million and $0.01 million in depreciation expense during the six months ended May 31, 2021 and 2020, respectively. The Company recognized approximately $0.1 million and $0.01 million in depreciation expense during the three months ended May 31, 2021 and 2020, respectively.

At May 31, 2021 and November 30, 2020, the Company had deposits of $0.7 million and $0.6 million, respectively, with vendors primarily for supply of machinery (molds) and equipment where the vendors have not completed the supply of these assets and is presented as Deposits for equipment in the Condensed Consolidated Balance Sheets.

During the six months ended May 31, 2021, the Company transferred equipment with a net book value of $0.1 million to a lessee under a sales-type lease. See Note 21, “Leases” for additional information.

9.	PROPERTY AND EQUIPMENT

The following table summarizes cost and accumulated depreciation as of November 30, 2020 and 2019, respectively.

	November 30,
	2020	2019
Computer equipment and software	$203,829	$116,348
Furniture and fixtures	105,371	20,998
Leasehold improvements	143,503	26,471
Molds	1,324,167	507,347
	1,776,870	671,164
Less: accumulated depreciation	556,662	349,876
Total	$1,220,208	$321,288

The Company recognized $177,181 and $46,844 in depreciation expense during the years ended November 30, 2020 and 2019, respectively.

At November 31, 2020 and 2019, the Company deposited $619,144 and $196,921, respectively, with vendors primarily for supply of molds and equipment where the vendors have not completed supply of these assets.